8. Related Parties (Details 3) - shares	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Related Parties Details 3
Shares granted, beginning	1,500,072	1,727,264
Shares granted	100,000	190,000
Forfeiture of granted shares due to termination of executive employment	(143,333)
Shares vested and transferred	(273,341)	(417,192)
Shares granted, ending	1,183,398	1,500,072